Business Segment and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Business Segment and Geographic Information

18.          Business Segment and Geographic Information

The Company operates electronic marketplaces for the trading of products across the rates, credit, equities and money markets asset classes and provides related pre-trade pricing and post-trade processing services.  The Company’s operations constitute a single business segment because of the integrated nature of these marketplaces and services.  Information regarding revenue by client sector is as follows (in thousands):

	Successor	Successor	Predecessor	Predecessor
	Three Months	Six Months	Three Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
Net revenue:
Institutional	$111,057	$220,309	$102,095	$204,415
Wholesale	41,945	81,376	32,265	64,860
Retail	19,939	41,145	20,918	39,954
Market Data	17,544	34,447	15,737	31,289
Contingent consideration	—	—	(19,297)	(29,367)
Net revenue	190,485	377,277	151,718	311,151
Operating expenses	159,530	300,045	111,556	223,634
Operating income	$30,955	$77,232	$40,162	$87,517

The Company operates in the U.S. and internationally, primarily in Europe and Asia. Revenues are attributed to geographic area based on the jurisdiction where the underlying transactions take place. The results by geographic region are not meaningful in understanding the Company's business. Long-lived assets are attributed to the geographic area based on the location of the particular subsidiary. Information regarding revenue for the three and six months ended June 30, 2019 and 2018 and long-lived assets as of June 30, 2019 and December 31, 2018 is as follows (in thousands):

	Successor	Successor	Predecessor	Predecessor
	Three Months	Six Months	Three Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
Net Revenue:
U.S.	$122,693	$242,090	$109,540	$217,322
International	67,792	135,187	61,475	123,196
Gross revenue	190,485	377,277	171,015	340,518
Contingent consideration	—	—	(19,297)	(29,367)
Total	$190,485	$377,277	$151,718	$311,151

	June 30, 2019	December 31, 2018
Long-lived assets
U.S.	$4,251,030	$4,276,568
International	13,413	7,787
Total	$4,264,443	$4,284,355

Tradeweb Markets LLC
Entity Information [Line Items]
Business Segment and Geographic Information

21.         Business Segment and Geographic Information

The Company operates electronic marketplaces for the trading of products across the rates, credit, money markets and equities asset classes and provides related pre-trade pricing and post-trade processing services. The Company’s operations constitute a single business segment because of the integrated nature of these marketplaces and services. Information regarding revenue by client sector is as follows (in thousands):

	Successor	Predecessor	Predecessor	Predecessor
	October 1, 2018 to	January 1, 2018 to	Year Ended	Year Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
Net revenue:
Institutional	$103,971	$301,918	$318,038	$285,801
Wholesale	38,153	99,028	118,451	109,945
Retail	19,780	57,766	70,857	67,471
Market Data	16,733	47,059	55,622	55,187
Other	—	(26,830)	(58,520)	(26,224)
Net revenue	178,637	478,941	504,448	492,180
Operating expenses	146,702	338,607	415,356	399,049
Operating income	$31,935	$140,334	$89,092	$93,131

The Company operates in the U.S. and internationally, primarily in Europe and Asia. Revenues are attributed to geographic area based on the jurisdiction where the underlying transactions take place. Long-lived assets are attributed to the geographic area based on the location of the particular subsidiary. Information regarding revenue for October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016 and long-lived assets as of December 31, 2018 and December 31, 2017 is as follows (in thousands):

	Successor	Predecessor	Predecessor	Predecessor
	October 1, 2018 to	January 1, 2018 to	Year Ended	Year Ended
	December 31, 2018	September 30, 2018	December 31, 2017	December 31, 2016
Net revenue:
U.S.	$115,907	$324,304	$385,176	$365,308
International	62,730	181,467	177,792	153,096
Gross revenue	178,637	505,771	562,968	518,404
Contingent consideration	—	(26,830)	(58,520)	(26,224)
Total	$178,637	$478,941	$504,448	$492,180

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Long-lived assets
U.S.	$4,276,568	$845,599
International	7,787	7,987
Total	$4,284,355	$853,586